Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

	Weighted average rate p.a.	December, 31
Description		2024	2023

Cash and bank deposits		167,998	271,857
Cash equivalents:
Bank Deposit Certificate – CDB	92.1% of CDI	698,979	1,354,020
Repurchase agreements	94.4% of CDI	294,470	268,432
Time Deposit (a)	5.1%	48,554	2,985
Others	10.8%	8	42
		1,210,009	1,897,336

(a)Investment in U.S. dollar.